Business Optimization Charges (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Optimization Initiatives
Reserves, beginning balance	$ 64	$ 45	$ 36
Current year charges	43	50	30
Reserve adjustments	(10)
Utilization	(37)	(31)	(21)
Reserves, ending balance	$ 60	$ 64	$ 45